Selected Financial Quarterly Data (Unaudited) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 63,320	$ 50,976	$ 41,565	$ 54,811	$ 48,168					$ 195,520	$ 81,573	$ 67,607
Total operating expenses	60,778	46,145	53,069	43,941	53,204	$ 37,130	$ 21,595	$ 18,221	$ 15,149	196,359	92,095	70,064
OPERATING INCOME (LOSS)	2,542	4,831	(11,504)	10,870	(5,036)	(7,464)	(2,340)	1,418	(2,136)	(839)	(10,522)	(2,457)
NET INCOME (LOSS)	568	2,717	2,006	8,932	(5,835)	(7,982)	(2,258)	(7,231)	(2,723)	7,820	(20,194)	(12,403)
Net income (loss) attributable to the Company	710	3,558	3,387	8,960	(5,723)	(7,402)	(1,856)	(6,709)	(2,385)	10,182	(18,352)	(2,396)
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (2,572)	$ 340	$ 1,409	$ 8,960	$ (5,723)	$ (7,402)	$ (1,856)	$ (6,709)	$ (2,385)	$ 4,986	$ (18,352)	$ (2,396)
Basic:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (1.06)	$ 0.14	$ 0.67	$ 4.26	$ (2.73)	$ (3.58)	$ (0.92)	$ (3.32)	$ (1.18)	$ 2.29	$ (9.04)	$ (1.19)
Weighted average common shares outstanding – basic (in shares)	2,419	2,381	2,109	2,095	2,094	2,069	2,022	2,019	2,015	2,170	2,031	2,012
Diluted:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (1.13)	$ (1.96)	$ 0.18	$ 0.93	$ (2.84)	$ (3.72)	$ (1.05)	$ (3.85)	$ (1.34)	$ (2.11)	$ (9.59)	$ (2.56)
Weighted average common shares outstanding – diluted (in shares)	2,449	2,652	2,337	2,487	2,115	2,118	2,054	2,265	2,046	2,332	2,067	2,209